Non-controlling Interests	12 Months Ended
Dec. 31, 2023
Non-controlling Interests.
Non-controlling Interests
19.	Non-controlling Interests

Non-controlling interests as of December 31, 2023 and 2022, consisted of:

	2023		2022
Capital stock	Ps.	1,092,623	Ps.	1,099,009
Additional paid-in capital		2,970,693		2,970,693
Legal reserve		214,198		215,475
Retained earnings from prior years (1)		11,402,282		10,822,975
Net (loss) income for the year		(384,522)		571,644
Accumulated other comprehensive income (loss):
Cumulative result from foreign currency translation		108,629		155,621
Remeasurement of post-employment benefit obligations on defined benefit plans		(11,839)		(13,462)
	Ps.	15,392,064	Ps.	15,821,955

(1)	In the years ended December 31, 2023 and 2022, the Group did not pay dividends to its non-controlling interests.

Amounts of consolidated current assets, non-current assets, current liabilities and non-current liabilities of Empresas Cablevisión and Sky as of December 31, 2023 and 2022, are set forth as follows:

	Empresas Cablevisión				Sky
	2023		2022		2023		2022
Assets:
Current assets	Ps.	7,255,601	Ps.	7,461,520	Ps.	6,812,940	Ps.	6,019,166
Non-current assets		21,178,757		23,172,533		15,638,619		18,266,359
Total assets		28,434,358		30,634,053		22,451,559		24,285,525

Liabilities:
Current liabilities		5,047,055		5,176,500		3,255,555		4,183,480
Non-current liabilities		3,461,020		4,076,876		4,460,916		5,367,448
Total liabilities		8,508,075		9,253,376		7,716,471		9,550,928
Net assets	Ps.	19,926,283	Ps.	21,380,677	Ps.	14,735,088	Ps.	14,734,597

Amounts of consolidated revenues, net income and comprehensive income of Empresas Cablevisión and Sky for the years ended December 31, 2023 and 2022, are set forth as follows:

	Empresas Cablevisión				Sky
	2023		2022		2023		2022
Revenues	Ps.	15,125,879	Ps.	16,128,549	Ps.	17,585,229	Ps.	20,339,075
Net (loss) income		(882,775)		760,576		(61,224)		224,989
Comprehensive (loss) income		(878,777)		748,916		(175,719)		181,491

Amounts of consolidated summarized cash flows of Empresas Cablevisión and Sky for the years ended December 31, 2023 and 2022, are set forth as follows:

	Empresas Cablevisión				Sky
	2023		2022		2023		2022
Cash flows from operating activities	Ps.	3,205,302	Ps.	4,319,496	Ps.	4,963,930	Ps.	5,227,892
Cash flows used in investing activities		(2,824,154)		(3,406,227)		(2,589,738)		(3,934,993)
Cash flows used in financing activities		(543,845)		(590,249)		(2,104,214)		(1,233,044)
Net (decrease) increase in cash and cash equivalents	Ps.	(162,697)	Ps.	323,020	Ps.	269,978	Ps.	59,855